Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2019
Prospectus Date	rr_ProspectusDate	Jun. 12, 2019